Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
Prepaid Expenses and Other Current Assets

Note 3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following:

	June 30, 2021	December 31, 2020
Prepaid insurance	$703,316	$8,257
Prepaid research and development	200,000	-
Legal retainer	3,050	3,643
Consulting fees	8,825	5,838
Other prepaid expenses and current assets	5,731	534
	$920,922	$18,273